DAC, VOBA, DSI, and DFEL (VOBA) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization:
Amortization, excluding unlocking		$ 77	$ 266
Traditional Life [Member]
Changes in VOBA [Roll Forward]
Balance as of beginning-of-year	$ 59	67
Deferrals		1
Amortization:
Amortization, excluding unlocking	(9)	(9)
Balance as of end-of-year	50	59	67
Ul and Other [Member]
Changes in VOBA [Roll Forward]
Balance as of beginning-of-year	511	810
Business acquired (sold) through reinsurance		(234)
Deferrals	2
Amortization:
Amortization, excluding unlocking	(48)	(65)
Balance as of end-of-year	465	511	810
Fixed Annuity [Member]
Changes in VOBA [Roll Forward]
Balance as of beginning-of-year	20	23
Amortization:
Amortization, excluding unlocking	(3)	(3)
Balance as of end-of-year	$ 17	$ 20	$ 23